Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31
	2019	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	114,489	92,123	14,118
Due from the entities within the Group	7,198	6,930	1,062
Prepayments and other current assets	2,528	2,511	385

Total current assets	124,215	101,564	15,565

Non-current assets:
Long-term investments	668,049	494,394	75,769
Intangible assets, net	62	28	4

Total non-current assets	668,111	494,422	75,773

Total assets	792,326	595,986	91,338

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	1,439	2,018	309
Due to the entities within the Group	44,918	42,012	6,439
Convertible notes	—	225,229	34,518

Total current liabilities	46,357	269,259	41,266

Non-current liabilities:
Deferred revenue - non-current	8,150	5,488	841
Convertible notes	230,031	—	—

Total non-current liabilities	238,181	5,488	841

Total liabilities	284,538	274,747	42,107

	As of December 31
	2019	2020
	RMB	RMB	US$
Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2019 and 2020; 4,920,000,000 shares authorized as of December 31, 2019 and 2020, 60,106,037 shares and 61,392,170 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	37	37	6
Class B common shares (par value of US$0.0001 per share as of December 31, 2019 and 2020; 30,000,000 shares authorized as of December 31, 2019 and 2020, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2019 and 2020)	11	11	1
Treasury shares (81,930 and 0 class A common shares as of December 31, 2019 and 2020, respectively)	(1,999)	—	—
Additional paid-in capita l	956,735	988,812	151,542
Accumulated deficit	(453,359)	(678,434)	(103,975)
Accumulated other comprehensive income	6,363	10,813	1,657
Total shareholders’ equity	507,788	321,239	49,233

Total liabilities and shareholders’ equity	792,326	595,986	91,338

Condensed Statements of Comprehensive Loss
Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses
Research and development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(11,941)	(14,389)	(15,938)	(2,443)
Share of losses of subsidiaries and VIE	(72,750)	(93,328)	(193,109)	(29,595)

Total operating expenses	(84,691)	(107,717)	(209,047)	(32,038)

Loss from operations	(84,691)	(107,717)	(209,047)	(32,038)

Foreign exchange loss, ne t	(186)	—	6	1
Interest income	3,013	2,754	544	85
Interest expense	(6,599)	(10,178)	(10,654)	(1,633)
Other income (loss)	964	5,300	(5,924)	(908)
Change in fair value of derivative liability	21,302	—	—	—

Loss before income taxes	(66,197)	(109,841)	(225,075)	(34,493)
Income tax expenses	—	—	—	—

Net loss	(66,197)	(109,841)	(225,075)	(34,493)

Accretion of contingently redeemable convertible preferred shares	(24,094)	—	—	—

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net loss attributable to common share holders	(90,291)	(109,841)	(225,075)	(34,493)

Other comprehensive income (loss)
Foreign currency translation adjustment s	11,688	(2,037)	4,450	682

Total other comprehensive income (loss), net of tax	11,688	(2,037)	4,450	682

Comprehensive loss	(54,509)	(111,878)	(220,625)	(33,811)

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	16,052	15,273	(17,412)	(2,669)
Net cash used in investing activities	(535,995)	(95,412)	(6,525)	(1,000)
Net cash provided by/ (used in) financing activities	614,884	(33,845)	5,257	806
Effect of exchange rate changes	24,866	(9,763)	(3,686)	(565)

Net increase/ (decrease) in cash and cash equivalents	119,807	(123,747)	(22,366)	(3,428)

Cash and cash equivalents at the beginning of year	118,429	238,236	114,489	17,546

Cash and cash equivalents at the end of year	238,236	114,489	92,123	14,118